Related Party Transactions (Details Narrative) (10-K) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 30, 2020	Mar. 09, 2020	Apr. 30, 2019	Jan. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019	Apr. 23, 2019
Agreement related expenses					$ 45,000
Shares issued price per share					$ 0.36	$ 0.17	$ 0.22
Original issue discount					$ 120,000		$ 200,000
Net proceeds from convertible debt									$ 1,884,000
Debt conversion amount							$ 1,073,566
Shares issued during the period for private placing									$ 238,090
Common stock par value					$ 0.01		$ 0.01		$ 0.01
Chief Executive Officer [Member]
Payments of related party debt	$ 50,000				$ 50,000		$ 70,000	$ 50,000
Shares issued during the period for private placing, shares							5
Shares issued during the period for private placing							$ 250,000
Chief Executive Officer [Member] | Fall 2019 Note [Member]
Principal amount			$ 250,000
Debt conversion amount			35,000
Dr Trieu [Member]
Other compensation costs							47,300
Maximum [Member]
Shares issued price per share									$ 0.23
Autotelic Inc., [Member]
Shares issued price per share				$ 4.00
Master Service Agreement [Member] | Autotelic Inc., [Member]
Agreement related expenses					$ 77,000	$ 232,806	$ 629,617		$ 1,329,221
Number of shares issued during the period				80,772
Shares issued price per share				$ 4.00
Master Service Agreement [Member] | Autotelic Inc., [Member] | Vuong Trieu [Member] | Maximum [Member]
Equity ownership percentage					10.00%		10.00%
Securities Purchase Agreement [Member] | Vuong Trieu [Member] | Convertible Debt [Member]
Principal amount			164,444							$ 164,444
Original issue discount			16,444				$ 7,199			$ 16,444
Net proceeds from convertible debt			$ 148,000
Artius Consulting Agreement [Member] | Board of Directors [Member] | 2017 Equity Incentive Plan [Member]
Equity ownership percentage		30.00%
Agreement related expenses							106,712
Number of restricted shares		148,837
Debt description		The Artius Agreement contemplates that Mr. King will generally provide his services at a rate of $237 per hour, not to exceed 44 hours per month and payable monthly, and to reimburse Mr. King for reasonable and necessary expenses incurred by him or Artius in connection with providing services to the Company.
Common stock par value		$ 1
Maida Consulting Agreement [Member] | Dr. Maida [Member]
Agreement related expenses							$ 135,000
Number of restricted shares					400,000		400,000
Debt description					The Company will also pay Dr. Maida $15,000 per month for a minimum of 20 hours per week, in in addition to reimbursement of reasonable and necessary expenses incurred by Dr. Maida in connection with his services to the Company.		The Company will also pay Dr. Maida $15,000 per month for a minimum of 20 hours per week, in in addition to reimbursement of reasonable and necessary expenses incurred by Dr. Maida in connection with his services to the Company.
Common stock par value					$ 0.20		$ 0.20
Number of restricted shares, shares					$ 80,000		$ 80,000
Vested date					May 05, 2021		May 05, 2021